DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	$ 66
Undistributed earnings of foreign subsidiaries	18,016
Deferred tax assets	29	$ 98
Deferred tax liabilities	3,293	3,034
Unused tax losses, net	4,995
Deductible temporary differences for which no deferred tax asset is recognised	2,783	3,129
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	99
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	401
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	214
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	221
2026+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	2,287
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,772
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,048	1,168
Capital tax losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	321	323
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5	3
Other | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,414	$ 1,638